Tenant Concentration (Details) - Tenant Revenue - Concentration	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TMobile
Tenant Concentration
Percentage of revenue	18.80%	19.20%	13.90%
Verizon
Tenant Concentration
Percentage of revenue	14.40%	13.60%	12.70%
Sprint
Tenant Concentration
Percentage of revenue	12.90%	13.10%	13.00%
AT&T Mobility
Tenant Concentration
Percentage of revenue	11.50%	12.40%	11.20%
Crown Castle
Tenant Concentration
Percentage of revenue	11.70%	11.70%	13.00%